Average Annual Total Returns{- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2030 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.84%	10.57%	[1]	18.40%	15.13%	[1]	14.37%	10.76%	[1]

[1]	(a)From June 7, 2017